Segments, Customers and Geographic Information	12 Months Ended
Dec. 31, 2024
Segments Customers and Geographic Information [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 13: - SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	The Company identifies its operating segments in accordance with ASC Topic 280, “Segment Reporting.” Operating segments are defined as components of an entity for which separate financial information is available and it is regularly reviewed by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and evaluating financial performance. The Company determined it operates in one reportable segment as the Company’s CODM is the Chief Executive Officer who makes operating decisions, assess performance and allocates resources on a consolidated basis. The Company’s CODM uses consolidated net income to review actual results and decide where to allocate additional resources within the business to continue growth. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.

b.	The following tables present total revenues for the years ended December 31, 2024, 2023 and 2022 and long-lived assets, net as of December 31, 2024 and 2023 by geographic regions:

1.	Revenues by geographic region are as follows:

	Year ended December 31,
	2024	2023	2022

North America	$36,087	$31,829	$22,943
Asia (*)	12,725	9,786	12,513
Latin America	327	1,266	2,959
EMEA (including Israel)	11,870	8,719	7,636
	$61,009	$51,600	$46,051

(*)	Includes Japan which accounted for more than 10% of the Company’s revenues in all years presented.

Total revenues are attributed to geographic areas are based on the location of the end-customer.

In 2024, 2023 and 2022, the amount of export revenues represented 89%, 96% and 97%, respectively, of the Company’s total revenues.

2.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2024	2023	2022
	%
A	51	52	49
B (*)	26	24	28
C	11	(**)	5
	88%	76%	82%

(*)	For the year ended December 31, 2024, operating both in Asia and EMEA.

(**)	Less than 1%.
3.	Long-lived assets by geographic areas:

	Year ended December 31,
	2024	2023

Israel	$3,643	$1,573
United States	480	577
Other	177	299
Total long-lived assets (1)	$4,300	$2,449

(1)	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.